Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000158749 [Member]
Shareholder Report [Line Items]
Fund Name	Palmer Square Ultra-Short Duration Investment Grade Fund
Class Name	Palmer Square Ultra-Short Duration Investment Grade Fund
Trading Symbol	PSDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Palmer Square Ultra-Short Duration Investment Grade Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx. You can also request this information by contacting us at (800) 736-1145.
Additional Information Phone Number	(800) 736-1145
Additional Information Website	https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Ultra-Short Duration Investment Grade Fund (PSDSX)	$26	0.51%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 45,892,830
Holdings Count | Holding	114
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$45,892,830
Total number of portfolio holdings	114
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
Voya CLO Ltd., Series 2018-3A, Class A1R2, 5.856%, 10/15/2031	3.4%
Flatiron CLO Ltd., Series 2019-1A, Class AR, 5.827%, 11/16/2034	3.3%
United States Treasury Bill, 0.000%, 2/20/2025	2.6%
United States Treasury Bill, 0.000%, 3/20/2025	2.6%
Allegro CLO VII Ltd., Series 2018-1A, Class AR, 5.786%, 6/13/2031	2.3%
LCM LP, Series 18A, Class BR, 6.479%, 4/20/2031	2.3%
OCP CLO Ltd., Series 2014-6A, Class BR2, 6.547%, 10/17/2030	2.2%
OZLM Ltd., Series 2014-6A, Class B1T, 6.386%, 4/17/2031	2.2%
Dryden Senior Loan Fund, Series 2013-26A, Class BR, 6.368%, 4/15/2029	2.2%
OZLM Ltd., Series 2017-17A, Class A2AR, 6.117%, 7/20/2030	2.2%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Voya CLO Ltd., Series 2018-3A, Class A1R2, 5.856%, 10/15/2031	3.4%
Flatiron CLO Ltd., Series 2019-1A, Class AR, 5.827%, 11/16/2034	3.3%
United States Treasury Bill, 0.000%, 2/20/2025	2.6%
United States Treasury Bill, 0.000%, 3/20/2025	2.6%
Allegro CLO VII Ltd., Series 2018-1A, Class AR, 5.786%, 6/13/2031	2.3%
LCM LP, Series 18A, Class BR, 6.479%, 4/20/2031	2.3%
OCP CLO Ltd., Series 2014-6A, Class BR2, 6.547%, 10/17/2030	2.2%
OZLM Ltd., Series 2014-6A, Class B1T, 6.386%, 4/17/2031	2.2%
Dryden Senior Loan Fund, Series 2013-26A, Class BR, 6.368%, 4/15/2029	2.2%
OZLM Ltd., Series 2017-17A, Class A2AR, 6.117%, 7/20/2030	2.2%

C000136684 [Member]
Shareholder Report [Line Items]
Fund Name	Palmer Square Income Plus Fund
Class Name	Class I
Trading Symbol	PSYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Palmer Square Income Plus Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Additional Information Phone Number	(800) 736-1145
Additional Information Website	https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Income Plus Fund (Class I/PSYPX)	$38	0.74%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[2]
Net Assets	$ 949,094,137
Holdings Count | Holding	400
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$949,094,137
Total number of portfolio holdings	400
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bill, 0.000%, 2/20/2025	2.0%
United States Treasury Note, 4.000%, 1/31/2029	2.0%
United States Treasury Note, 3.500%, 1/31/2028	2.0%
United States Treasury Bill, 0.000%, 2/6/2025	1.5%
United States Treasury Bill, 0.000%, 3/6/2025	1.5%
United States Treasury Bill, 0.000%, 3/13/2025	1.5%
United States Treasury Bill, 0.000%, 2/13/2025	1.0%
United States Treasury Bill, 0.000%, 1/7/2025	1.0%
United States Treasury Bill, 0.000%, 1/23/2025	1.0%
United States Treasury Bill, 0.000%, 4/17/2025	1.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill, 0.000%, 2/20/2025	2.0%
United States Treasury Note, 4.000%, 1/31/2029	2.0%
United States Treasury Note, 3.500%, 1/31/2028	2.0%
United States Treasury Bill, 0.000%, 2/6/2025	1.5%
United States Treasury Bill, 0.000%, 3/6/2025	1.5%
United States Treasury Bill, 0.000%, 3/13/2025	1.5%
United States Treasury Bill, 0.000%, 2/13/2025	1.0%
United States Treasury Bill, 0.000%, 1/7/2025	1.0%
United States Treasury Bill, 0.000%, 1/23/2025	1.0%
United States Treasury Bill, 0.000%, 4/17/2025	1.0%

C000248662 [Member]
Shareholder Report [Line Items]
Fund Name	Palmer Square Income Plus Fund
Class Name	Class T
Trading Symbol	PSTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Palmer Square Income Plus Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Additional Information Phone Number	(800) 736-1145
Additional Information Website	https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Income Plus Fund (Class T/PSTPX)	$34	0.66%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[3]
Net Assets	$ 949,094,137
Holdings Count | Holding	400
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$949,094,137
Total number of portfolio holdings	400
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bill, 0.000%, 2/20/2025	2.0%
United States Treasury Note, 4.000%, 1/31/2029	2.0%
United States Treasury Note, 3.500%, 1/31/2028	2.0%
United States Treasury Bill, 0.000%, 2/6/2025	1.5%
United States Treasury Bill, 0.000%, 3/6/2025	1.5%
United States Treasury Bill, 0.000%, 3/13/2025	1.5%
United States Treasury Bill, 0.000%, 2/13/2025	1.0%
United States Treasury Bill, 0.000%, 1/7/2025	1.0%
United States Treasury Bill, 0.000%, 1/23/2025	1.0%
United States Treasury Bill, 0.000%, 4/17/2025	1.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill, 0.000%, 2/20/2025	2.0%
United States Treasury Note, 4.000%, 1/31/2029	2.0%
United States Treasury Note, 3.500%, 1/31/2028	2.0%
United States Treasury Bill, 0.000%, 2/6/2025	1.5%
United States Treasury Bill, 0.000%, 3/6/2025	1.5%
United States Treasury Bill, 0.000%, 3/13/2025	1.5%
United States Treasury Bill, 0.000%, 2/13/2025	1.0%
United States Treasury Bill, 0.000%, 1/7/2025	1.0%
United States Treasury Bill, 0.000%, 1/23/2025	1.0%
United States Treasury Bill, 0.000%, 4/17/2025	1.0%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.